Expense Example, No Redemption	Eaton Vance Georgia Municipal Income Fund Class A 1 Year	Eaton Vance Georgia Municipal Income Fund Class A 3 Years	Eaton Vance Georgia Municipal Income Fund Class A 5 Years	Eaton Vance Georgia Municipal Income Fund Class A 10 Years	Eaton Vance Georgia Municipal Income Fund Class C 1 Year	Eaton Vance Georgia Municipal Income Fund Class C 3 Years	Eaton Vance Georgia Municipal Income Fund Class C 5 Years	Eaton Vance Georgia Municipal Income Fund Class C 10 Years	Eaton Vance Georgia Municipal Income Fund Class I 1 Year	Eaton Vance Georgia Municipal Income Fund Class I 3 Years	Eaton Vance Georgia Municipal Income Fund Class I 5 Years	Eaton Vance Georgia Municipal Income Fund Class I 10 Years	Eaton Vance Maryland Municipal Income Fund Class A 1 Year	Eaton Vance Maryland Municipal Income Fund Class A 3 Years	Eaton Vance Maryland Municipal Income Fund Class A 5 Years	Eaton Vance Maryland Municipal Income Fund Class A 10 Years	Eaton Vance Maryland Municipal Income Fund Class C 1 Year	Eaton Vance Maryland Municipal Income Fund Class C 3 Years	Eaton Vance Maryland Municipal Income Fund Class C 5 Years	Eaton Vance Maryland Municipal Income Fund Class C 10 Years	Eaton Vance Maryland Municipal Income Fund Class I 1 Year	Eaton Vance Maryland Municipal Income Fund Class I 3 Years	Eaton Vance Maryland Municipal Income Fund Class I 5 Years	Eaton Vance Maryland Municipal Income Fund Class I 10 Years	Eaton Vance Missouri Municipal Income Fund Class A 1 Year	Eaton Vance Missouri Municipal Income Fund Class A 3 Years	Eaton Vance Missouri Municipal Income Fund Class A 5 Years	Eaton Vance Missouri Municipal Income Fund Class A 10 Years	Eaton Vance Missouri Municipal Income Fund Class C 1 Year	Eaton Vance Missouri Municipal Income Fund Class C 3 Years	Eaton Vance Missouri Municipal Income Fund Class C 5 Years	Eaton Vance Missouri Municipal Income Fund Class C 10 Years	Eaton Vance Missouri Municipal Income Fund Class I 1 Year	Eaton Vance Missouri Municipal Income Fund Class I 3 Years	Eaton Vance Missouri Municipal Income Fund Class I 5 Years	Eaton Vance Missouri Municipal Income Fund Class I 10 Years	Eaton Vance North Carolina Municipal Income Fund Class A 1 Year	Eaton Vance North Carolina Municipal Income Fund Class A 3 Years	Eaton Vance North Carolina Municipal Income Fund Class A 5 Years	Eaton Vance North Carolina Municipal Income Fund Class A 10 Years	Eaton Vance North Carolina Municipal Income Fund Class C 1 Year	Eaton Vance North Carolina Municipal Income Fund Class C 3 Years	Eaton Vance North Carolina Municipal Income Fund Class C 5 Years	Eaton Vance North Carolina Municipal Income Fund Class C 10 Years	Eaton Vance North Carolina Municipal Income Fund Class I 1 Year	Eaton Vance North Carolina Municipal Income Fund Class I 3 Years	Eaton Vance North Carolina Municipal Income Fund Class I 5 Years	Eaton Vance North Carolina Municipal Income Fund Class I 10 Years	Eaton Vance Oregon Municipal Income Fund Class A 1 Year	Eaton Vance Oregon Municipal Income Fund Class A 3 Years	Eaton Vance Oregon Municipal Income Fund Class A 5 Years	Eaton Vance Oregon Municipal Income Fund Class A 10 Years	Eaton Vance Oregon Municipal Income Fund Class C 1 Year	Eaton Vance Oregon Municipal Income Fund Class C 3 Years	Eaton Vance Oregon Municipal Income Fund Class C 5 Years	Eaton Vance Oregon Municipal Income Fund Class C 10 Years	Eaton Vance Oregon Municipal Income Fund Class I 1 Year	Eaton Vance Oregon Municipal Income Fund Class I 3 Years	Eaton Vance Oregon Municipal Income Fund Class I 5 Years	Eaton Vance Oregon Municipal Income Fund Class I 10 Years	Eaton Vance South Carolina Municipal Income Fund Class A 1 Year	Eaton Vance South Carolina Municipal Income Fund Class A 3 Years	Eaton Vance South Carolina Municipal Income Fund Class A 5 Years	Eaton Vance South Carolina Municipal Income Fund Class A 10 Years	Eaton Vance South Carolina Municipal Income Fund Class C 1 Year	Eaton Vance South Carolina Municipal Income Fund Class C 3 Years	Eaton Vance South Carolina Municipal Income Fund Class C 5 Years	Eaton Vance South Carolina Municipal Income Fund Class C 10 Years	Eaton Vance South Carolina Municipal Income Fund Class I 1 Year	Eaton Vance South Carolina Municipal Income Fund Class I 3 Years	Eaton Vance South Carolina Municipal Income Fund Class I 5 Years	Eaton Vance South Carolina Municipal Income Fund Class I 10 Years	Eaton Vance Virginia Municipal Income Fund Class A 1 Year	Eaton Vance Virginia Municipal Income Fund Class A 3 Years	Eaton Vance Virginia Municipal Income Fund Class A 5 Years	Eaton Vance Virginia Municipal Income Fund Class A 10 Years	Eaton Vance Virginia Municipal Income Fund Class C 1 Year	Eaton Vance Virginia Municipal Income Fund Class C 3 Years	Eaton Vance Virginia Municipal Income Fund Class C 5 Years	Eaton Vance Virginia Municipal Income Fund Class C 10 Years	Eaton Vance Virginia Municipal Income Fund Class I 1 Year	Eaton Vance Virginia Municipal Income Fund Class I 3 Years	Eaton Vance Virginia Municipal Income Fund Class I 5 Years	Eaton Vance Virginia Municipal Income Fund Class I 10 Years
USD ($)	538	673	820	1,247	143	443	766	1,475	46	144	252	567	540	679	830	1,270	145	449	776	1,497	48	151	263	591	539	676	825	1,258	144	446	771	1,486	47	148	258	579	538	673	820	1,247	143	443	766	1,475	46	144	252	567	538	673	820	1,247	143	443	766	1,475	46	144	252	567	538	673	820	1,247	143	443	766	1,475	46	144	252	567	541	682	836	1,281	146	452	782	1,509	49	154	269	604